Loans (Summary Of Estimated Future Advances To Reverse Mortgages) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Summary Of Estimated Future Advances To Reverse Mortgages [Line Items]
FDIC required funding amount of reverse mortgages	$ 48.0
Reverse Mortgages Portfolio [Member]
Summary Of Estimated Future Advances To Reverse Mortgages [Line Items]
2016	17.2
2017	14.2
2018	11.7
2019	9.6
2020	7.8
Years 2021 - 2025	21.3
Years 2026 - 2030	6.5
Years 2031 - 2035	1.7
Thereafter	0.4
Total	$ 90.4